Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 58,113	$ 42,794	$ 33,186	$ 47,065	$ 34,603	$ 21,400	$ 20,421	$ 16,244	$ 11,631	$ 9,539	$ 9,425
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 58,050	42,747	33,149	47,366	35,089	21,861	21,027	16,852	12,151	10,043	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 60,140	44,397	34,520	49,069	36,167	22,419	21,457	17,109	12,279	10,094	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 63,641	46,697	36,082	50,988	37,360	23,019	21,891	17,364	12,394	10,143	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 63,183	46,407	35,904	50,794	37,254	22,977	21,886	17,364	12,394	10,143	10,000
MSCI AC World Net Dividends Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Account Value	$ 23,192	18,788	16,488	19,601	15,237	13,077	13,113	11,770	10,050	9,371	10,000
MSCI AC World Net Dividends Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Account Value	$ 23,192	18,788	16,488	19,601	15,237	13,077	13,113	11,770	10,050	9,371	10,000
MSCI AC World Net Dividends Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Account Value	$ 23,192	18,788	16,488	19,601	15,237	13,077	13,113	11,770	10,050	9,371	10,000
MSCI AC World Net Dividends Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Account Value	$ 23,192	18,788	16,488	19,601	15,237	13,077	13,113	11,770	10,050	9,371	10,000
MSCI AC World Net Dividends Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Account Value	$ 23,192	18,788	16,488	19,601	15,237	13,077	13,113	11,770	10,050	9,371	10,000
MSCI ACWI Information Technology Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Information Technology Index-NR
Account Value	$ 55,434	40,727	31,982	40,500	30,422	19,834	19,196	15,320	11,607	9,837	10,000
Putnam Global Technology Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Global Technology Linked Benchmark
Account Value	$ 57,766	42,440	33,327	41,914	31,968	20,700	19,817	15,235	11,740	10,105	10,000
MSCI ACWI Information Technology Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Information Technology Index-NR
Account Value	$ 55,434	40,727	31,982	40,500	30,422	19,834	19,196	15,320	11,607	9,837	10,000
Putnam Global Technology Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Global Technology Linked Benchmark
Account Value	$ 57,766	42,440	33,327	41,914	31,968	20,700	19,817	15,235	11,740	10,105	10,000
MSCI ACWI Information Technology Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Information Technology Index-NR
Account Value	$ 55,434	40,727	31,982	40,500	30,422	19,834	19,196	15,320	11,607	9,837	10,000
Putnam Global Technology Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Global Technology Linked Benchmark
Account Value	$ 57,766	42,440	33,327	41,914	31,968	20,700	19,817	15,235	11,740	10,105	10,000
MSCI ACWI Information Technology Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Information Technology Index-NR
Account Value	$ 55,434	40,727	31,982	40,500	30,422	19,834	19,196	15,320	11,607	9,837	10,000
Putnam Global Technology Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Global Technology Linked Benchmark
Account Value	$ 57,766	42,440	33,327	41,914	31,968	20,700	19,817	15,235	11,740	10,105	10,000
MSCI ACWI Information Technology Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Information Technology Index-NR
Account Value	$ 55,434	40,727	31,982	40,500	30,422	19,834	19,196	15,320	11,607	9,837	10,000
Putnam Global Technology Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Global Technology Linked Benchmark
Account Value	$ 57,766	$ 42,440	$ 33,327	$ 41,914	$ 31,968	$ 20,700	$ 19,817	$ 15,235	$ 11,740	$ 10,105	$ 10,000